BALANCE SHEET (Parentheticals)	Dec. 31, 2025 $ / shares shares
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred shares, shares authorized	1,000,000
Preferred shares, shares issued	0
Preferred shares, shares outstanding	0
Class A ordinary shares
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, authorized	200,000,000
Common shares, issued	0
Common shares, outstanding	0
Class A ordinary shares subject to possible redemption
Common shares redemption, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares redemptions, per share | $ / shares	$ 10.12
Common shares redemption, issued	23,000,000
Common shares redemptions, outstanding	23,000,000
Class A ordinary shares not subject to possible redemption
Common shares, issued	0
Common shares, outstanding	0
Class B ordinary shares
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, authorized	20,000,000
Common shares, issued	7,666,667
Common shares, outstanding	7,666,667